Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 19, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 05, 2020	Sep. 30, 2020	Aug. 04, 2020	Jun. 19, 2020
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, shares		13,999,739	16,083,903
Subject to possible redemption per share (in Dollars per share)		$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		380,000,000	380,000,000
Common Stock, shares issued		6,000,261	3,916,097
Common stock, shares outstanding		6,000,261	3,916,097
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000
Common Stock, shares issued		5,000,000	5,000,000				7,187,500
Common stock, shares outstanding	5,750,000	5,000,000	5,000,000	5,000,000	5,000,000	5,750,000